Variable interest entities and securitization - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Nonredeemable noncontrolling interests	$ 143	$ 102
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	882	629
Other assets	5	16
Total assets	887	645
Other liabilities	403	388
Total liabilities	403	388
Nonredeemable noncontrolling interests	143	102
VME classification of carrying amount, assets	314	50
VME classification of carrying amount, liabilities	3	1
Noncontrolling interest in VME	76	1
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Trading assets	482	229
Other assets	5	16
Total assets	487	245
Other liabilities	3	1
Total liabilities	3	1
Nonredeemable noncontrolling interests	143	102
Variable Interest Entity, Primary Beneficiary | Securitization
Variable Interest Entity [Line Items]
Trading assets	400	400
Other assets	0	0
Total assets	400	400
Other liabilities	400	387
Total liabilities	400	387
Nonredeemable noncontrolling interests	$ 0	$ 0